Borrowings	6 Months Ended
Jun. 30, 2023
Borrowings

5.	Borrowings

	As at 30 June 2023 unaudited £’000	As at 31 December 2022 £’000
Current
Lease liabilities	164	161
Total	164	161
Non-current
Lease liabilities	380	463
Total	380	463

Book values approximate to fair value at 30 June 2023 and 31 December 2022.

Obligations under finance leases are secured by a fixed charge over the fixed assets to which they relate. During the period the finance lease was satisfied.